Form N-PX
Annual Report of Proxy Voting Record Of Registered
Management Investment Company

Investment Company Act File Number:	811-09189

Exact name of investment company as specified in charter:
Zazove Convertible Securities Fund, Inc.

Address of principal executive office:
940 Southwood, Suite 200
Incline Village, NV 89451

Registrant's telephone number, including area code:
847.239.7100

Date of fiscal year end:  December 31

Date of reporting period:  year ended June 30, 2005

Item 1. Proxy Voting Record

I.  Venturi Partners, Inc.
(a) Name of Issuer of the portfolio security:
Venturi Partners, Inc.
(b) Exchange ticker symbol of the portfolio security: CITP
(successor entity)
(c) CUSIP: 20581E104 (current CUSIP of successor entity)
(d) Shareholder meeting date: September 27, 2004
(e) Brief identification of the matter voted on:
1. Adopt Agreement and Plan of Merger Dated July 19, 2004 by and among Venturi Partners, Inc., Venturi Technology
    Partners, LLC, VTP, Inc., Comsys Information Technology and Comsys Holdings, Inc.
2. Authorize resolution approving the sale of staffing services division to Compass CS, Inc.
3.  Modify approvals necessary for certain related party
    Transactions during the first three years after the merger.
4. Modify the special approvals necessary for certain fundamental corporate transactions or to amend the certificate of incorporation or certain provisions of the bylaws during the first three years after the merger.
5. Modify the fixed range of the number of directors and designate the initial directors after the merger.
6. Eliminate the requirement that all common stockholders receive the same per-share consideration in the merger.
7.  Specify voting rights in the charter.
8.  Clarify the indemnification rights of officers and directors.
9.  Change the name of the company to Comsys IT Partners, Inc.
10. Adopt an Amended and Restated Certificate of Incorporation that includes the foregoing changes and makes other changes set forth in the form of the Proposed Amended and Restated Certificate of Incorporation.
11. Approve the adoption of the Venturi Partners, Inc. 2004 Stock
    Incentive Plan.
12. The Sale by of the Staffing Services division to Compass CS Inc. pursuant to the Stock Purchase Agreement, dated July 19, 2004, between Venturi Partners, Inc., PFI Corp. and Company CS Inc.
13. The conversion of outstanding senior debt into, or purchase for cashof, shares of Series A-1 Preferred Stock of the Venturi Partners, Inc. by Inland Partners, L.P. and Links Partners, L.P., at conversion or purchase price, as applicable, of $1,000 per share of Series A-1 Preferred Stock, and the issuance to Inland Partners, L.P. and Links Partners, L.P. of nominal purchase price warrants to purchase 16,000 shares of Venturi Partners, Inc. common stock for every 1,000 shares of Series A-1 Preferred Stock so acquired.
(f) Whether the matter was proposed by issuer or a security holder:
    Issuer
(g) Whether Registrant cast its vote on the matter: Yes
(h) How the Registrant cast its vote: For all items
(i) Whether Registrant cast its vote for or against management:
    For management

II.  World Air Holdings, Inc.
(a) Name of Issuer of the portfolio security:  World Air Holdings,
    Inc.
(b) Exchange ticker symbol of the portfolio security: WLDA
(c) CUSIP: 98142V104
(d) Shareholder meeting date: May 5, 2005
(e) Brief identification of the matter voted on:
1. Election of Directors.
2. Ratify the selection of KPMG LLP as independent registered public accounting firm for the year ended
December 31, 2005.
(f) Whether the matter was proposed by issuer or a security holder: Issuer
(g) Whether Registrant cast its vote on the matter: Yes
(h) How the Registrant cast its vote: For
(i) Whether Registrant cast its vote for or against management:
    For management.

III.  Service Corporation International
(a) Name of Issuer of the portfolio security:  Service Corporation
    International
(b) Exchange ticker symbol of the portfolio security: SCI
(c) CUSIP: 817565104
(d) Shareholder meeting date: May 12, 2005
(e) Brief identification of the matter voted on:
1. Election of Directors.\
2. Approval of the selection of PriceWaterhouseCoopers as independent public accounts for fiscal 2005.
(f) Whether the matter was proposed by issuer or a security holder:
    Issuer
(g) Whether Registrant cast its vote on the matter: Yes
(h) How the Registrant cast its vote: For
(i) Whether Registrant cast its vote for or against management:
    For management

IV.  Paxson Communications
(a) Name of Issuer of the portfolio security:  Paxson
    Communications Corporation
(b) Exchange ticker symbol of the portfolio security: PAX
(c) CUSIP: 704231604
(d) Shareholder meeting date: June 10, 2005
(e) Brief identification of the matter voted on:
1.  Election of directors
2. Ratify appointment of Ernst & Young, LLP as independent certified public accountants for 2005.
(f) Whether the matter was proposed by issuer or a security holder: Issuer
(g) Whether Registrant cast its vote on the matter: Yes
(h) How the Registrant cast its vote: For
(i) Whether Registrant cast its vote for or against management:
    For management

V.  Comsys IT Partners, Inc.
(a) Name of Issuer of the portfolio security:  Comsys IT Partners,
    Inc.
(b) Exchange ticker symbol of the portfolio security: CITP
(c) CUSIP: 20581E104
(d) Shareholder meeting date: June 9, 2005.
(e) Brief identification of the matter voted on:
1.  Election of directors
2. Ratify appointment of Ernst & Young, LLP as independent auditors for the fiscal year ending January 1, 2006.
(f) Whether the matter was proposed by issuer or a security holder:
    Issuer
(g) Whether Registrant cast its vote on the matter: Yes
(h) How the Registrant cast its vote: For
(i) Whether Registrant cast its vote for or against management:
    For management

VI.  Hybridon, Inc.
(a) Name of Issuer of the portfolio security:  Hybridon, Inc.
(b) Exchange ticker symbol of the portfolio security: HBY
(c) CUSIP: 44860M801
(d) Shareholder meeting date: June 15, 2005
(e) Brief identification of the matter voted on:
1.  Election of directors
2. Amend Certificate of Incorporation to increase authorized shares of common stock from 185,000,000 to 200,000,000
3.  Approval of the adoption of the company's 2005 Stock Incentive
    Plan.
(f) Whether the matter was proposed by issuer or a security holder:
    Issuer
(g) Whether Registrant cast its vote on the matter: Yes
(h) How the Registrant cast its vote: For item 1 and against items 2 and 3.
(i) Whether Registrant cast its vote for or against management:
    For management with regard to item 1 and against management with regard to items 2 and 3.

Signatures

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Zazove Convertible Securities Fund, Inc.
By:  Steven M. Kleiman, Secretary and Director
Date: 08-15-05